Accounts payable and accrued liabilities (FY) (Details) - USD ($)	Apr. 30, 2025	Sep. 05, 2024	Jul. 31, 2024	Jul. 31, 2023
Accounts Payable and Accrued Liabilities, Current [Abstract]
Accounts payable	$ 1,269,316	$ 39,527	$ 5,503,968
Accrued liabilities	6,243,369		492,925
Income taxes payable	99,256		101,009
Accounts payable and accrued liabilities	$ 10,022,914		6,097,902
DevvStream Holdings, Inc. [Member]
Accounts Payable and Accrued Liabilities, Current [Abstract]
Accounts payable			5,661,681	$ 490,287
Accrued liabilities			813,284	418,365
Income taxes payable			101,009	0
Accounts payable and accrued liabilities			$ 6,575,974	$ 908,652